Payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Disclosure of breakdown of trade and other payables	Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
Trade payables	12,890	8,216	21,953
Accrued invoices	5,661	7,250	25,269
Other	7	9	(1)
Trade payables and other current liabilities	18,558	15,475	47,221

Disclosure of tax and employee-related payables	Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
Employee-related payables	1,180	1,348	3,694
Social security and other	777	840	2,251
Other tax and related payments	243	112	127
Tax and employee-related payables	2,200	2,300	6,073